Acquisitions	12 Months Ended
Dec. 31, 2020
Business Combinations1 [Abstract]
Acquisitions	ACQUISITIONS:
    In 2018, we completed the acquisitions of Atrenne Integrated Solutions, Inc. (Atrenne) and Impakt Holdings, LLC (Impakt). The final purchase price for Atrenne was $140.3, net of cash acquired. The original Atrenne purchase price was reduced by $1.4 in connection with a working capital adjustment finalized in the first quarter of 2019 (Q1 2019). The final purchase price for Impakt was $324.1, net of cash acquired. The original Impakt purchase price was reduced by $1.3 in connection with a working capital adjustment finalized in the third quarter of 2019 (Q3 2019). These acquisitions were financed with borrowings under our applicable credit facility.
Acquired assets and liabilities are recorded on our consolidated balance sheet at their fair values as of the date of acquisition. Details of our final purchase price allocation for these acquisitions are as follows:

	Atrenne	Impakt
Current assets (1), net of cash acquired ($1.1 for Atrenne and $5.9 for Impakt)	$31.5	$49.2
Property, plant and equipment and other long-term assets	7.8	20.6
Customer intangible assets and computer software assets	51.0	219.3
Goodwill (2)	62.6	112.6
Current liabilities	(8.5)	(25.8)
Deferred income taxes and other-long-term liabilities	(4.1)	(51.8)
	$140.3	$324.1
(1) In connection with our purchase of Atrenne in the second quarter of 2018, we recorded a $1.6 fair value adjustment to write up the value of the acquired inventory as of the acquisition date, representing the difference between the inventory's cost and its fair value, and recognized the full $1.6 adjustment through cost of sales, as all such acquired inventory was sold during that quarter.
(2) The goodwill from these acquisitions (each attributable to our ATS segment) arose primarily from the specific knowledge and capabilities of the acquired workforce and expected synergies from the combinations of our operations and was not tax deductible.
We incur consulting, transaction and integration costs relating to potential and completed acquisitions. We also incurred $2.2 of charges in 2019 related to the subsequent re-measurement of indemnification assets recorded in connection with our Impakt acquisition. Collectively, these costs and charges are referred to as Acquisition Costs. We recorded $0.2 and $1.7 of Acquisition Costs in 2020 and 2019, respectively, related to potential acquisitions (2018 — $11.0 for potential and completed acquisitions) in other charges in our consolidated statement of operations.